Loan receivables, net - Past due financing receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	$ 7,690
Total loan receivables, net	7,693	$ 13,589
Financing Receivables 1 to 89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	1,684	871
Financing Receivables, 90 to 179 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	1,158
Financing Receivables, Equal to Greater than 365 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	723	27
Financial Asset, Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	3,565	898
Financial Asset, Not Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan receivables	$ 4,128	$ 12,691